Changes in Non-Cash Working Capital Items	12 Months Ended
Dec. 31, 2011
Changes in non-cash working capital items [Abstract]
Cash Flow Operating Capital [Text Block]

19. Changes in Non-Cash Working Capital Items

The following table outlines changes in non-cash working capital items:

		December 31
	2011	2010

Accounts receivable	$1,314	$(44,646)
Prepaid expenses	(4,230)	520
Accounts payable	9,568	9,341
Accrued charges	(24,813)	6,834
Income taxes payable	(3,732)	9,835
Deferred revenues	(2,733)	3,378
Effect of foreign currency translation adjustments and other non-cash changes	(4,038)	126
	$(28,664)	$(14,612)